UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8443

Legg Mason Partners Variable Portfolios I, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Legg Mason Partners Variable Portfolios I, Inc.

Legg Mason Partners Variable Large Cap Growth Portfolio

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 100.4%
CONSUMER DISCRETIONARY - 15.8%
Internet & Catalog Retail - 7.3%
24,520	Amazon.com Inc.*	$787,583
14,400	IAC/InterActiveCorp.*	414,144

	Total Internet & Catalog Retail	1,201,727

Media - 5.6%
26,420	Time Warner Inc.	481,636
14,580	Walt Disney Co.	450,668

	Total Media	932,304

Specialty Retail - 2.9%
13,010	Home Depot Inc.	471,873

	TOTAL CONSUMER DISCRETIONARY	2,605,904

CONSUMER STAPLES - 11.7%
Beverages - 5.3%
9,620	Coca-Cola Co.	429,821
6,700	PepsiCo Inc.	437,242

	Total Beverages	867,063

Food Products - 2.5%
9,112	Wm. Wrigley Jr. Co.	419,699

Household Products - 3.9%
10,451	Procter & Gamble Co.	647,753

	TOTAL CONSUMER STAPLES	1,934,515

FINANCIALS - 13.0%
Capital Markets - 6.8%
8,660	Merrill Lynch & Co. Inc.	677,385
6,020	Morgan Stanley	438,918

	Total Capital Markets	1,116,303

Insurance - 6.2%
6,730	American International Group Inc.	445,930
6	Berkshire Hathaway Inc., Class A Shares*	574,800

	Total Insurance	1,020,730

	TOTAL FINANCIALS	2,137,033

HEALTH CARE - 22.0%
Biotechnology - 14.5%
12,970	Amgen Inc.*	927,744
11,505	Biogen Idec Inc.*	514,043
11,520	Genentech Inc.*	952,704

	Total Biotechnology	2,394,491

Health Care Equipment & Supplies - 2.0%
7,180	Medtronic Inc.	333,439

Pharmaceuticals - 5.5%
6,430	Johnson & Johnson	417,564
17,360	Pfizer Inc.	492,330

	Total Pharmaceuticals	909,894

	TOTAL HEALTH CARE	3,637,824

INDUSTRIALS - 2.0%
Industrial Conglomerates - 2.0%
9,400	General Electric Co.	331,820

INFORMATION TECHNOLOGY - 35.9%
Communications Equipment - 11.3%
19,850	Cisco Systems Inc.*	456,550

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Communications Equipment - 11.3% (continued)
17,580	Juniper Networks Inc.*	$303,782
28,700	Motorola Inc.	717,500
10,800	QUALCOMM Inc.	392,580

	Total Communications Equipment	1,870,412

Internet Software & Services - 9.2%
12,400	Akamai Technologies Inc.*	619,876
16,300	eBay Inc.*	462,268
17,500	Yahoo! Inc.*	442,400

	Total Internet Software & Services	1,524,544

Semiconductors & Semiconductor Equipment - 7.0%
23,390	Intel Corp.	481,132
20,150	Texas Instruments Inc.	669,988

	Total Semiconductors & Semiconductor Equipment	1,151,120

Software - 8.4%
10,100	Electronic Arts Inc.*	562,368
17,290	Microsoft Corp.	472,536
16,500	Red Hat Inc.*	347,820

	Total Software	1,382,724

	TOTAL INFORMATION TECHNOLOGY	5,928,800

	TOTAL INVESTMENTS - 100.4% (Cost - $13,947,129#)	16,575,896
	Liabilities in Excess of Other Assets - (0.4)%	(58,251)

	TOTAL NET ASSETS - 100.0%	$16,517,645

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable Large Cap Growth Portfolio (formerly known as Salomon Brothers Variable Large Cap Growth Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Variable Portfolios I, Inc. (formerly known as Solomon Brothers Variable Series Funds Inc) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,177,614
Gross unrealized depreciation	(548,847)

Net unrealized appreciation	$2,628,767

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Portfolios I, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: November 28, 2006